As filed with the Securities and Exchange Commission on August 14, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22509

LoCorr Investment Trust
(Exact name of registrant as specified in charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
(Address of principal executive offices) (Zip code)

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and address of agent for service)

Registrant's telephone number, including area code: 952.767.2920

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 - June 30, 2015

Item 1. Proxy Voting Record.

The LoCorr Managed Futures Strategy Fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

Item 1. Proxy Voting Record.

The LoCorr Long/Short Commodities Strategy Fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

Item 1. Proxy Voting Record.

The LoCorr Market Trend Fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

Item 1. Proxy Voting Record.

LoCorr Long/Short Equity Fund Proxy Voting Record for the period from July 1, 2014 through June 30, 2015:

LoCorr Long/Short Equity Fund
Sub-Adviser: Billings Capital Management, LLC
Proxy Voting for LEQIX through June 30, 2015:

	Exchange		Shareholder		Who Proposed		How the	For or Against
Security Name	Ticker	Cusip	Meeting Date	Matter Voted On	matter	Vote Cast On	Fund Voted	Management

Nexstar Broadcasting Group, Inc	NXST	65336K103	6/11/2015	ELECTION OF DIRECTORS	Issuer	5/20/2015	For all nominees	For
				TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT	Issuer	5/20/2015	For	For
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.
				APPROVAL, BY NON-BINDING VOTE, OF EXECUTIVE COMPENSATION.	Issuer	5/20/2015	For	For
				TO APPROVE THE 2015 LONG-TERM EQUITY INCENTIVE PLAN.	Issuer	5/20/2015	For	For
General Motors Company	GM	37045V100	6/9/2015	ELECTION OF DIRECTORS	Issuer	5/4/2015	For all nominees	For
				RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS GM'S INDEPENDENT	Issuer	5/4/2015	For	For
REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015
				ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	Issuer	5/4/2015	For	For
				INDEPENDENT BOARD CHAIRMAN	Issuer	5/4/2015	Against	Against
				CUMULATIVE VOTING	Issuer	5/4/2015	Against	Against
Sinclair Broadcasting Group, Inc	SBGI	829226109	6/4/2015	ELECTION OF DIRECTORS	Issuer	5/4/2015	For all nominees	For
				RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT	Issuer	5/4/2015	For	For
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2015.
Diamond Resorts International, Inc	DRII	25272T104	5/19/2015	ELECTION OF DIRECTORS	Issuer	4/24/2015	For all nominees	For
				PROPOSAL TO APPROVE THE DIAMOND RESORTS INTERNATIONAL, INC. 2015	Issuer	4/24/2015	For	For
EQUITY INCENTIVE COMPENSATION PLAN.
				PROPOSAL TO APPROVE THE DIAMOND RESORTS INTERNATIONAL, INC. BONUS	Issuer	4/24/2015	For	For
COMPENSATION PLAN.
				PROPOSAL TO RECOMMEND, BY ADVISORY VOTE, THE FREQUENCY OF FUTURE	Issuer	4/24/2015	1 Year	1 Year
ADVISORY VOTES REGARDING EXECUTIVE COMPENSATION.
				PROPOSAL TO RATIFY THE APPOINTMENT BY THE BOARD OF DIRECTORS OF INDEPENDENT REGISTERED	Issuer	4/24/2015	For	For
PUBLIC ACCOUNTING FIRM BDO USA, LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY'S
FINANCIAL STATEMENTS FOR THE YEAR ENDING DECEMBER 31, 2015.
JPMorgan Chase & Co	JPM	46625H100	5/19/2015	ELECTION OF DIRECTORS	Issuer	4/22/2015	For all nominees	For
				ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION	Issuer	4/22/2015	For	For
				RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer	4/22/2015	For	For
				APPROVAL OF AMENDMENT TO LONG-TERM INCENTIVE PLAN	Issuer	4/22/2015	For	For
				INDEPENDENT BOARD CHAIRMAN - REQUIRE AN INDEPENDENT CHAIR	Issuer	4/22/2015	Against	Against
				LOBBYING - REPORT ON POLICIES, PROCEDURES AND EXPENDITURES	Issuer	4/22/2015	Against	Against
				SPECIAL SHAREOWNER MEETINGS - REDUCE OWNERSHIP THRESHOLD FROM 20% TO 10%	Issuer	4/22/2015	Against	Against
				HOW VOTES ARE COUNTED - COUNT VOTES USING ONLY FOR AND AGAINST	Issuer	4/22/2015	Against	Against
				ACCELERATED VESTING PROVISIONS - REPORT NAMES OF SENIOR EXECUTIVES AND VALUE	Issuer	4/22/2015	Against	Against
OF EQUITY AWARDS THAT WOULD VEST IF THEY RESIGN TO ENTER GOVERNMENT SERVICE
				CLAWBACK DISCLOSURE POLICY - DISCLOSE WHETHER THE FIRM RECOUPED ANY INCENTIVE	Issuer	4/22/2015	Against	Against
COMPENSATION FROM SENIOR EXECUTIVES
Tenneco Inc	TEN	880349105	5/13/2015	ELECTION OF DIRECTORS	Issuer	4/20/2015	For all nominees	For
				APPROVE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT	Issuer	4/20/2015	For	For
PUBLIC ACCOUNTANTS FOR 2015.
				APPROVE EXECUTIVE COMPENSATION IN AN ADVISORY VOTE.	Issuer	4/20/2015	For	For
CREDIT ACCEPTANCE CORPORATION	CACC	225310101	5/14/2015	ELECTION OF DIRECTORS	Issuer	4/6/2015	For all nominees	For
				ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Issuer	4/6/2015	For	For
				RATIFICATION OF THE SELECTION OF GRANT THORNTON LLP AS CREDIT ACCEPTANCE CORPORATION'S	Issuer	4/6/2015	For	For
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.
WELLS FARGO & COMPANY	WFC	949746101	4/28/2015	ELECTION OF DIRECTORS	Issuer	3/23/2015	For all nominees	For
				VOTE ON AN ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.	Issuer	3/23/2015	For	For
				RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED	Issuer	3/23/2015	For	For
PUBLIC ACCOUNTING FIRM FOR 2015.
				ADOPT A POLICY TO REQUIRE AN INDEPENDENT CHAIRMAN.	Issuer	3/23/2015	Against	Against
				PROVIDE A REPORT ON THE COMPANY'S LOBBYING POLICIES AND PRACTICES.	Issuer	3/23/2015	Against	Against
MEDIA GENERAL, INC.	MEG	58441K100	4/23/2015	ELECTION OF DIRECTORS	Issuer	3/19/2015	For all nominees	For
				THE MEDIA GENERAL, INC. AMENDED AND RESTATED LONG-TERM INCENTIVE PLAN.	Issuer	3/19/2015	For	For
				THE MEDIA GENERAL, INC. EMPLOYEE STOCK PURCHASE PLAN.	Issuer	3/19/2015	For	For
				THE BOARD'S ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Issuer	3/19/2015	For	For
FRANKLIN RESOURCES, INC.	BEN	354613101	3/11/2015	ELECTION OF DIRECTORS	Issuer	2/5/2015	For all nominees	For
				TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT	Issuer	2/5/2015	For	For
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2015.
				TO SUBMIT FOR RE-APPROVAL THE MATERIAL TERMS OF THE PERFORMANCE GOALS	Issuer	2/5/2015	For	For
INCLUDED IN THE COMPANY'S 2002 UNIVERSAL STOCK INCENTIVE PLAN FOR PURPOSES OF
COMPLYING WITH THE REQUIREMENTS OF SECTION 162(M) OF THE INTERNAL REVENUE CODE.
MEDIA GENERAL, INC.	MEG	584404107	10/6/2014	APPROVAL OF THE ISSUANCE OF SHARES OF NEW MEDIA GENERAL COMMON STOCK IN	Issuer	9/17/2014	For	For
CONNECTION WITH THE COMBINATION OF MEDIA GENERAL AND LIN MEDIA LLC.
				APPROVAL TO AMEND AND RESTATE THE ARTICLES OF INCORPORATION OF MEDIA GENERAL	Issuer	9/17/2014	For	For
TO PROVIDE FOR CERTAIN GOVERNANCE ARRANGEMENTS OF MEDIA GENERAL (AND THE
COMBINED COMPANY FOLLOWING THE COMBINATION OF MEDIA GENERAL AND LIN MEDIA LLC).
DIRECTV	DTV	25490A309	9/25/2014	ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF MAY 18, 2014, AS IT MAY BE	Issuer	9/2/2014	For	For
AMENDED FROM TIME TO TIME, BY AND AMONG DIRECTV, A DELAWARE CORPORATION,
AT&T INC., A DELAWARE CORPORATION, AND STEAM MERGER SUB LLC, A DELAWARE
LIMITED LIABILITY COMPANY AND A WHOLLY OWNED SUBSIDIARY OF
AT&T INC. (THE "MERGER AGREEMENT").
				APPROVE, BY NON-BINDING, ADVISORY VOTE, CERTAIN COMPENSATION ARRANGEMENTS FOR	Issuer	9/2/2014	For	For
DIRECTV'S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE
MERGER CONTEMPLATED BY THE MERGER AGREEMENT.
				APPROVE ADJOURNMENTS OF THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE,	Issuer	9/2/2014	For	For
TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES
AT THE TIME OF THE SPECIAL MEETING TO ADOPT THE MERGER AGREEMENT.
MEDIA GENERAL, INC.	MEG	584404107	8/20/2014	APPROVAL OF THE ISSUANCE OF SHARES OF NEW MEDIA GENERAL COMMON STOCK IN CONNECTION	Issuer	7/31/2014	For	For
WITH THE COMBINATION OF MEDIA GENERAL AND LIN MEDIA LLC.
				APPROVAL TO AMEND AND RESTATE THE ARTICLES OF INCORPORATION OF MEDIA GENERAL	Issuer	7/31/2014	For	For
TO PROVIDE FOR CERTAIN GOVERNANCE ARRANGEMENTS OF MEDIA GENERAL (AND THE
COMBINED COMPANY FOLLOWING THE COMBINATION OF MEDIA GENERAL AND LIN MEDIA LLC).

Item 1. Proxy Voting Record.

LoCorr Spectrum Income Fund Proxy Voting Record for the period from July 1, 2014 through June 30, 2015:

LoCorr Spectrum Income Fund
Sub-Adviser: Trust & Fiduciary Management Services, Inc.
Proxy Voting for LSPIX through June 30, 2015:

	Exchange		Shareholder		Who Proposed		How the	For or Against
Security Name	Ticker	Cusip	Meeting Date	Matter Voted On	matter	Vote Cast On	Fund Voted	Management

Nuveen Preferred Income Oppt Fd	JPC	67073B106	8/5/2014	Electon of directors	Issuer	7/31/2014	For all nominees	For
				Approve new investment management agreement between fund and Nuveen Fund Advisors	Issuer	7/31/2014	For	For
LLC, the fund's investment adviser
				Approve a new sub-advisory agreement between Nuveen Fund Advisors and Nuveen Asset	Issuer	7/31/2014	For	For
Management, LLC
				Approve new sub-advisory agreement between Nuveen Fund Advisors and NWQ Investment	Issuer	7/31/2014	For	For
Management Company, LLC
Banco Santander, SA	SAN	05964H105	9/15/2014	Increases in share capital relating to implementation of offering to acquire all securities	Issuer	9/5/2014	For	For
representing the share capital of Banco Santander (Brasil) SA
				Extension of Deferred and Conditional Variable Renumeration Plan to certain employees and	Issuer	9/5/2014	For	For
officers of Grupo Santander that performed their duties at Banco Santander (Brasil) SA
				Extension of 1st cycle of Performance Shares Plan to certain employees and officers of Grupo	Issuer	9/5/2014	For	For
Santander that performed their duties at Banco Santander (Brasil) SA
				Plan for employees and officers of Grupo Santander that performed their duties at Banco	Issuer	9/5/2014	For	For
Santander (Brasil) SA by means of delivery of shares of the Bank linked to performance
				Plans for employees and officers of Grupo Santancer that performed their duties at Banco	Issuer	9/5/2014	For	For
Santander (Brasil) SA by means of options on shares of the Bank linked to performance
				Authorization to board of directors for the interpretation, correction, supplementation, im-	Issuer	9/5/2014	For	For
plementation and development of resolutions adopted by the shareholders at the meeting
Seadrill Ltd	SDRL	G7945E105	9/19/2014	Re-election of directors	Issuer	9/15/2014	For	For
				Re-appointment Pricewaterhousecoopers LLP as Auditor and to authorize directors to determine	Issuer	9/15/2014	For	For
their renumeration
				Approve renumeration of Board of Directors of a total amount of fees not to exceed $1,500,000	Issuer	9/15/2014	For	For
for the year ended December 31, 2014
Ship Finance International LTD	SFL	G81075106	9/19/2014	Re-election of directors	Issuer	9/15/2014	For	For
				The "capital reduction"	Issuer	9/15/2014	For	For
				Subject to capital reduction taking effect, the amount of credit arising therefrom be credited to	Issuer	9/15/2014	For	For
the contributed surplus account of the company
				Subject to capital reduction taking effect, all authorized but unissued shares of US$1.00 be	Issuer	9/15/2014	For	For
cancelled and shares of US$.01 created to maintain share capital of company at US$125,000,000
				Subject to capital reduction taking effect, the register of shareholders shall be amended such	Issuer	9/15/2014	For	For
that the shares in issue be recorded as having a par value of US$0.01
				Re-appointment Moore Stephens, PC as auditors and to authorize directors to determine their	Issuer	9/15/2014	For	For
renumeration
				Approve renumeration of Board of Directors of a total amount of fees not to exceed	Issuer	9/15/2014	For	For
US$550,000 for the year ending December 31, 2014
Western Asset Emerging Market Fd Inc	EMD	95766E103	9/26/2014	Election of directors	Issuer	9/24/2014	For	For
Western Asset Global High Income Fd Inc	EHI	95766B109	9/26/2014	Election of directors	Issuer	9/24/2014	For	For
Student Transportation Inc	STB	86388A108	11/6/2014	Election of directors	Issuer	10/30/2014	For	For
				Re-appointment of Ernst & Young LLP as auditors and authorization for board to fix renumeration	Issuer	10/30/2014	For	For
Stonemor Partners LP	STON	86183Q100	11/13/2014	Ratify appointment of Deloitte & Touche LLP as independent auditor for fiscal year ending	Issuer	11/10/2014	For	For
December 31, 2014
				Approval of Stonemor Partners LP 2014 long term incentive plan	Issuer	11/10/2014	For	For
				Approval of adjournment of meeting to later date if there are not sufficient votes to approve	Issuer	11/10/2014	For	For
the Stonemor Partners LP 2014 long term incentive plan
Navios Maritime Partners LP	NMM	Y62267102	11/21/2014	Election of directors	Issuer	11/10/2014	For	For
				Ratify appointment of Pricewaterhousecoopers as independent accountants for fiscal year	Issuer	11/10/2014	For	For
ending December 31, 2014
Northstar Realty Finance Corp	NRF	66704R704	11/28/2014	Issuance of shares of common stock to stockholders and limited partners of Griffin-American	Issuer	11/17/2014	For	For
Healthcare REIT II, Inc and Griffin-American Healthcare REIT II Holdings, LP pursuant to plan of merger dated August 5, 2014
				To adjourn meeting to a later date if necessary to solicit additional proxies in favor of proposal	Issuer	11/17/2014	For	For
				to issue common stock pursuant to the merger agreement			For	For
Prospect Capital Corporation	PSEC	74348T102	12/5/2014	Election of director	Issuer	11/17/2014	For	For
				To authorize company with approval of Board of Directors to sell shares of common stock at price	Issuer	11/17/2014	For	For
or prices below then current net asset value per share in one or more offerings
Stone Harbor Emerging Markets Income Fd	EDF	86164T107	2/20/2015	Election of directors	Issuer	2/11/2015	For	For
Nexpoint Credit Strategies Fund	NHF	65340G106	3/6/2015	To approve terms of the NXRT Advisory Agreement to be entered into among Nexpoint	Issuer	2/25/2015	For	For
Residential Trust Inc, Nexpoint Residential Trust Operating Partnership LP and Nexpoint Real
Estate Advisors, LP
Fifth Street Finance Corp	FSC	31678A103	3/18/2015	Election of directors	Issuer	3/4/2015	For	For
				Ratify appointment of Pricewaterhousecoopers as independent accountants for fiscal year	Issuer	3/4/2015	For	For
ending September 30, 2015
Nuveen Preferred Income Oppt Fd	JPC	67073B106	3/26/2015	Election of directors	Issuer	3/25/2015	For	For
American Cap Mtg Invt Corp	MTGE	02504A104	4/21/2015	Election of directors	Issuer	4/14/2015	For	For
				Ratification of appointment of Ernst & Young LLP as independent accountants for YE 12/31/2015	Issuer	4/14/2015	For	For
Starwood Property Trust Inc	STWD	85571B105	4/21/2015	Election of directors	Issuer	4/14/2015	For	For
				To approve on advisory basis the company's executive compensation	Issuer	4/14/2015	For	For
				Ratify appointment of Deloitte & Touche LLP as independent accountants for YE 12/31/2015	Issuer	4/14/2015	For	For
				Proposal regarding an independent Chairman of the Board of Directors	Stockholder	4/14/2015	Against	Against
Apollo Commercial Real Estate Finance	ARI	03762U105	4/28/2015	Election of directors	Issuer	4/14/2015	For	For
				Ratify appointment of Deloitte & Touche LLP as independent accountants for 2015 fiscal year	Issuer	4/14/2015	For	For
				Approval on advisory basis of compensation of company's named executive officers	Issuer	4/14/2015	For	For
				Vote on an advisory basis on proposal regarding majority voting in uncontested elections of	Stockholder	4/14/2015	Against	Against
directors, if properly presented at the annual meeting
Ares Capital Corporation	ARCC	04010L103	4/29/2015	To authorize company with approval of Board of Directors to sell or issue shares of common stock	Issuer	4/14/2015	For	For
at price below its then current net asset value per share
Invesco Mortgage Capital Inc	IVR	46131B100	5/6/2015	Election of directors	Issuer	5/4/2015	For	For
				Advisory vote to approve company's 2014 executive compensation	Issuer	5/4/2015	For	For
				Appointment of Grant Thornton LLP as independent registered accounting firm	Issuer	5/4/2015	For	For
Whitestone REIT	WSR	966084204	5/11/2015	Election of directors	Issuer	5/4/2015	For	For
				Ratification of selection of Pannell Kerr Forster of Texas PC as independent accountants for fiscal	Issuer	5/4/2015	For	For
year ending December 31, 2015
				Recommendation to change voting standard for trustee elections if properly presented at meeting	Shareholder	5/4/2015	Against	Against
EPR Properties	EPR	26884U109	5/13/2015	Election of directors	Issuer	5/4/2015	For	For
				Approval on non-binding advisory basis of compensation of company's named executive officers	Issuer	5/4/2015	For	For
				Ratify appointment of KPMG LLP as independent accounting firm for 2015	Issuer	5/4/2015	For	For
Frontier Communications Corp	FTR	35906A108	5/13/2015	Election of directors	Issuer	5/4/2015	For	For
				Consider and vote on advisory proposal on executive compensation	Issuer	5/4/2015	For	For
				Ratify selection of KPMG LLP as independent accounting firm for 2015	Issuer	5/4/2015	For	For
Avenue Income Credit Strategies Fund	ACP	05358E106	5/14/2015	Election of director	Issuer	5/4/2015	For	For
Senior Housing Properties Trust	SNH	81721M109	5/19/2015	Election of trustee (for independent trustee in Group I)	Issuer	5/4/2015	For	For
				Election of trustee (for managing trustee in Group I)	Issuer	5/4/2015	For	For
				Advisory vote to approve named executive officer compensation	Issuer	5/4/2015	For	For
				Ratification of appointment of Ernst & Young LLP as independent auditors for 2015 fiscal year	Issuer	5/4/2015	For	For
Capstead Mortgage Corporation	CMO	14067E506	5/27/2015	Election of directors	Issuer	5/4/2015	For	For
				Conduct advisory (nonbinding) vote to approve 2014 named executive officers' compensation	Issuer	5/4/2015	For	For
				Ratify appointment of Ernst & Young LLP as accounting firm fiscal year ending December 31, 2015	Issuer	5/4/2015	For	For
Northstar Realty Finance Corp	NRF	66704R704	5/27/2015	Election of directors	Issuer	5/4/2015	For	For
				Adoption on non-binding advisory basis of named executive officer compensation	Issuer	5/4/2015	For	For
				Ratify appointment of Grant Thornton LLP as independent accountants for fiscal year ending	Issuer	5/4/2015	For	For
December 31, 2015
New Residential Investment Corp	NRZ	64828T201	5/28/2015	Election of directors	Issuer	5/4/2015	For	For
				Ratify appointment of Ernst & Young LLP as independent accounting firm for fiscal year 2015	Issuer	5/4/2015	For	For
Hospitality Properties Trust	HPT	44106M102	6/1/2015	Election of independent trustee in Group II	Issuer	5/20/2015	For	For
				Election of managing trustee in Group II	Issuer	5/20/2015	For	For
				Approval of proposal requiring shareholder ratification of any election by company to be subject	Issuer	5/20/2015	For	For
to Maryland unsolicited takeovers act
				Advisory vote to approve named executive officer compensation	Issuer	5/20/2015	For	For
				Ratify appointment of Ernst & Young LLP as independent auditors for 2015 fiscal year	Issuer	5/20/2015	For	For
Vanguard Natural Resources LLC	VNR	92205F106	6/4/2015	Election of directors	Issuer	5/20/2015	For	For
				Ratify appointment of BDO USA, LLP as independent accounting firm for 2015	Issuer	5/20/2015	For	For
Nexpoint Credit Strategies Fund	NHF	65340G106	6/5/2015	Election of class III trustees	Issuer	6/3/2015	For	For

Item 1. Proxy Voting Record.

LoCorr Multi-Strategy Fund Proxy Voting Record for the period from July 1, 2014 through June 30, 2015:

LoCorr Multi-Strategy Fund
Sub-Adviser: Billings Capital Management, LLC
Proxy Voting for LMUIX through June 30, 2015:

	Exchange		Shareholder		Who Proposed		How the	For or Against
Security Name	Ticker	Cusip	Meeting Date	Matter Voted On	matter	Vote Cast On	Fund Voted	Management

Nexstar Broadcasting Group, Inc	NXST	65336K103	6/11/2015	ELECTION OF DIRECTORS	Issuer	5/20/2015	For all nominees	For
				TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT	Issuer	5/20/2015	For	For
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.
				APPROVAL, BY NON-BINDING VOTE, OF EXECUTIVE COMPENSATION.	Issuer	5/20/2015	For	For
				TO APPROVE THE 2015 LONG-TERM EQUITY INCENTIVE PLAN.	Issuer	5/20/2015	For	For

LoCorr Multi-Strategy Fund
Sub-Adviser: Trust & Fiduciary Management Services, Inc.
Proxy Voting for LMUIX through June 30, 2015:

	Exchange		Shareholder		Who Proposed		How the	For or Against
Security Name	Ticker	Cusip	Meeting Date	Matter Voted On	matter	Vote Cast On	Fund Voted	Management

Nexpoint Credit Strategies Fund	NHF	65340G106	6/5/2015	Election of class III trustees	Issuer	6/3/2015	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) LoCorr Investment Trust

By (Signature and Title)      /s/ Kevin Kinzie
Kevin Kinzie, President

Date          August 14, 2015